THE MAINSTAY GROUP OF FUNDS

MainStay Diversified Income Fund
MainStay High Yield Corporate Bond Fund
MainStay Balanced Fund

Supplement dated August 1, 2010 (“Supplement”)
to the Prospectus for the MainStay Income and Blended Funds (the “Prospectus”)
dated February 26, 2010, as supplemented

This Supplement updates certain information contained in the Prospectus for the MainStay Diversified Income Fund, MainStay High Yield Corporate Bond Fund and MainStay Balanced Fund (each a “Fund” and collectively the “Funds”). You may obtain copies of each Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054 or by sending an e-mail to MainStayShareholderServices@nylim.com. These documents are also available by going online to mainstayinvestments.com/documents. Please review this important information carefully.

1.    MainStay Diversified Income Fund

Effective August 1, 2010, the table and footnotes in the section entitled “Fees and Expenses of the Fund” on page 8 and the table in the section entitled “Example” on page 9 are hereby deleted and replaced with the following:

	Investor Class	Class A	Class B	Class C	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	4.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None	5.00%	1.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your assets)
Management Fees (as an annual percentage of the Fund’s daily net assets)[1]	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	1.00%	None
Other Expenses	0.81%	0.48%	0.82%	0.81%	0.48%
Total Annual Fund Operating Expenses[2]	1.70%	1.37%	2.46%	2.45%	1.12%
Fee Recoupments / Waivers / Reimbursements[2]	(0.21)%	(0.21)%	(0.21)%	(0.21)%	(0.21)%
Total Annual Fund Operating Expenses After Recoupments / Waivers / Reimbursements[2]	1.49%	1.16%	2.25%	2.24%	0.91%
1
The management fee is an annual percentage of the Fund’s average daily net assets as follows:  0.60% on assets up to $500 million; 0.55% on assets from $500 million up to $1 billion; and 0.50% on assets in excess of $1 billion, plus a fee for fund accounting services previously provided by New York Life Investment Management LLC (“New York Life Investments”) under a separate accounting agreement.  This addition to the management fee amounted to 0.04% of the Fund’s average daily net assets, but did not result in a net increase in the Fund’s “Total Annual Fund Operating Expenses.”

2
Effective August 1, 2009, New York Life Investments entered into a written expense limitation agreement, as amended, under which it has agreed to waive a portion of the management fee or reimburse expenses so that the total ordinary operating expenses for Class A shares do not exceed 1.16% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes. New York Life Investments may recoup the amount of certain management fee waivers or expense reimbursements from the Fund if it does not cause the Fund to exceed existing expense limitations and the recoupment is made during the term of the agreement. Any recoupment is generally applied within a fiscal year. This agreement expires on February 28, 2011 and is reviewed annually by the Board in connection with its review of the Fund’s investment advisory agreements. Based on its review, the Board may agree to maintain, modify or terminate the agreement. Prior to August 1, 2009, the Fund had a different expense limitation arrangement in place.

	Investor Class	Class A	Class B		Class C		Class I
Expenses After			Assuming no redemption	Assuming redemption at end of each period	Assuming no redemption	Assuming redemption at end of each period
1 Year	$595	$563	$228	$728	$227	$327	$93
3 Years	$942	$845	$747	$1,047	$744	$744	$335
5 Years	$1,313	$1,147	$1,292	$1,492	$1,287	$1,287	$597
10 Years	$2,352	$2,005	$2,593	$2,593	$2,770	$2,770	$1,344

2.   MainStay High Yield Corporate Bond

Effective August 1, 2010, footnote 1 to the table in the section entitled “Fees and Expenses of the Fund” on page 22 is hereby deleted and replaced with the following:

1
The management fee is an annual percentage of the Fund’s average daily net assets as follows: 0.60% on assets up to $500 million; 0.55% on assets from $500 million to $5 billion; 0.525% on assets from $5 billion to $7 billion; and 0.50% on assets in excess of $7 billion, plus a fee for fund accounting services previously provided by New York Life Investment Management LLC (“New York Life Investments”) under a separate accounting agreement. This addition to the management fee amounted to 0.01% of the Fund’s average daily net assets, but did not result in a net increase in the Fund’s “Total Annual Fund Operating Expenses.”

3.    MainStay Balanced Fund

Effective August 1, 2010, the table and footnote in the section entitled “Fees and Expenses of the Fund” and the table in the section entitled “Example” on page 59 are hereby deleted and replaced with the following:

	Investor Class	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None	5.00%	1.00%	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund’s daily net assets)[1]	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	1.00%	None	None	0.25%	0.50%
Other Expenses	0.58%	0.36%	0.58%	0.58%	0.36%	0.46%	0.46%	0.45%
Total Annual Fund Operating Expenses[2]	1.53%	1.31%	2.28%	2.28%	1.06%	1.16%	1.41%	1.65%
Fee Recoupments / Waivers / Reimbursements[2]	(0.07)%	(0.07)%	(0.07)%	(0.07)%	(0.07)%	(0.07)%	(0.07)%	(0.07)%
Total Annual Fund Operating Expenses After Recoupments / Waivers / Expenses[2]	1.46%	1.24%	2.21%	2.21%	0.99%	1.09%	1.34%	1.58%
1
The management fee is an annual percentage of the Fund’s average daily net assets as follows:  0.70% on assets up to $1 billion; 0.65% on assets from $1 billion and $2 billion; and 0.60% on assets in excess of $2 billion.

2
Effective August 1, 2009, New York Life Investment Management LLC (“New York Life Investments”) entered into a written expense limitation agreement, as amended, under which it has agreed to waive a portion of the management fee or reimburse expenses so that the total ordinary operating expenses for Class A shares do not exceed 1.24% of its average daily net assets.  New York Life Investments will apply an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes. New York Life Investments may recoup the amount of certain management fee waivers or expense reimbursements from the Fund if it does not cause the Fund to exceed existing expense limitations and the recoupment is made during the term of the agreement. Any recoupment is generally applied within a fiscal year. This agreement expires on February 28, 2011 and is reviewed annually by the Board in connection with its review of the Fund’s investment advisory agreements. Based on its review, the Board may agree to maintain, modify or terminate the agreement. Prior to August 1, 2009, the Fund had a different expense limitation arrangement in place.

	Investor Class	Class A	Class B		Class C		Class I	Class R1	Class R2	Class R3
Expenses After			Assuming no redemption	Assuming redemption at end of each period	Assuming no redemption	Assuming redemption at end of each period
1 Year	$690	$669	$224	$724	$224	$324	$101	$111	$136	$161
3 Years	$1,000	$936	$706	$1,006	$706	$706	$330	$362	$439	$514
5 Years	$1,332	$1,222	$1,214	$1,414	$1,214	$1,214	$578	$632	$764	$890
10 Years	$2,268	$2,036	$2,422	$2,422	$2,610	$2,610	$1,288	$1,403	$1,685	$1,949

4.	In the section entitled “Additional Information Regarding Fee Waivers” on page 87, the sub-section entitled “Contractual” is hereby deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

THE MAINSTAY GROUP OF FUNDS

MainStay 130/30 Growth Fund
MainStay Growth Equity Fund
MainStay High Yield Corporate Bond Fund
MainStay ICAP Select Equity Fund
MainStay S&P 500 Index Fund

Supplement dated August 1, 2010 (“Supplement”)
to the Statement of Additional Information for The MainStay Funds, Eclipse Funds, Eclipse Funds Inc. and
MainStay Funds Trust (the “SAI”) dated February 26, 2010, as supplemented

This Supplement updates certain information contained in the SAI for the above-referenced Funds. You may obtain copies of each Fund’s Summary Prospectus, Prospectus and SAI free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054 or by sending an e-mail to MainStayShareholderServices@nylim.com.  These documents are also available by going online to mainstayinvestments.com/documents.  Please review this important information carefully.

Effective immediately, the SAI is revised as follows:

1.	In the section entitled “Management Agreements,” the second full paragraph on page 78 is hereby deleted and replaced with the following:

With respect to certain Funds, the Manager has entered into a written expense limitation agreement under which it has agreed to waive a portion of each Fund's management fee or reimburse expenses to the extent that such Fund's total ordinary operating expenses (total fund operating expenses excluding taxes, interest, litigation costs, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and the fees and expenses of any other fund in which a Fund invests) on an annualized basis exceed a certain percentage on a per class basis, as specified in the Funds' Prospectuses, from time to time. These expense limitations may be modified or terminated only with the approval of the Board. The Manager may recoup the amount of certain management fee waivers and expense reimbursements from a Fund pursuant to this agreement if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made during the term of the agreement. These written expense limitation agreements (except for MainStay Convertible Fund and MainStay MAP Fund, which expired on August 1, 2010) expire on February 28, 2011.

2.
In the section entitled “Subadvisory Agreements” beginning on page 79, the table with respect to subadvisory fees paid for the MainStay High Yield Corporate Bond Fund, MainStay ICAP Select Equity Fund and MainStay S&P 500 Index Fund is hereby amended as follows:

MainStay High Yield Corporate Bond Fund	0.300%[4]
MainStay ICAP Select Equity Fund	0.400%[13]
MainStay S&P 500 Index Fund	0.125%[14]
4	On assets up to $500 million; 0.275% on assets from $500 million to $5 billion; and 0.2625% on assets from $5 billion to $7 billion; and 0.25% on assets in excess of $7 billion.
13	On assets up to $5 billion; and 0.3875% on assets in excess of $5 billion.
14	On assets up to $1 billion; 0.1125% on assets from $1 billion to $2 billion; 0.1075% on assets from $2 billion to $3 billion; and 0.100% on assets in excess of $3 billion.

3.
In the section entitled “Portfolio Managers” beginning on page 105, the first table is hereby amended to include the following information for Martin J. Mickus as a portfolio manager for the MainStay 130/30 Growth Fund and MainStay Growth Equity Fund.  The number of accounts and asset information presented in columns 3 through 8 is as of May 31, 2010.

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS

Martin J. Mickus	MainStay 130/30 Growth Fund, MainStay Growth Equity Fund	1 RIC $418,181,536	0	1 Account $4,385,487	0	0	0

4.
In the section entitled “Portfolio Managers,” the table listing portfolio manager ownership of fund securities beginning on page 109 is hereby amended to include the following information for Martin J. Mickus, as of May 31, 2010.

PORTFOLIO MANAGER	FUND	$ RANGE OF OWNERSHIP

Martin J. Mickus	None	$0

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.